Organization and Basis of Presentation - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income	$ 27,565	$ 57,981	$ 125,229	$ 94,249	$ 20,513	$ 82,269	$ 210,775	$ 197,031	$ 9,038	$ 288,983
Numerator for basic and diluted EPS - income available to common Shareholders	$ 27,565			$ 94,249			$ 210,775	$ 197,031	$ 9,038	$ 288,983
Denominator for basic EPS - Weighted average shares	34,489,969			32,083,629			34,370,522	32,083,629	32,260,622	31,955,416
Dilutive Effect of Warrants, Options and Convertible Debt	1,796,518			2,654,335			1,796,518	2,648,911	2,697,880	2,130,835
Denominator for diluted EPS - adjusted Weighted average shares and assumed Conversions	36,286,487			34,737,964			36,167,040	34,732,540	34,958,502	34,086,251
Basic and Diluted income per common share	$ 0.00			$ 0.00			$ 0.01	$ 0.01	$ 0.00	$ 0.01